Employee Compensation Plans (Details 3) (Restricted stock units, 2013 Plan, USD $)	12 Months Ended
Dec. 31, 2013
Restricted stock units | 2013 Plan
Employee compensation plans
RSUs awarded (in shares)	391,304
Total unrecognized compensation expense	$ 1,440,000
Grant date fair value (in dollars per share)	$ 3.68